Related Party Transactions (Details) - USD ($)		6 Months Ended		12 Months Ended
		Mar. 31, 2025		Sep. 30, 2024		Jan. 27, 2025	Nov. 07, 2024	Sep. 18, 2024	Dec. 31, 2023	Sep. 30, 2023
Related Party Transactions [Line Items]
Contract amount				$ 2,060,000
Percentage of Shareholding Ratio		7.10%
Amortization expenses				$ 572,222
Shares issued (in Shares)	[1]			21,500,000						20,000,000
Ordinary shares par value (in Dollars per share)	[1]
price per share (in Dollars per share)										$ 4
Signed Service Agreement [Member]
Related Party Transactions [Line Items]
Amortization expenses		$ 342,988
Hermann Limited [Member]
Related Party Transactions [Line Items]
Contract amount									$ 2,060,000
Amortization expenses		342,988		$ 1,487,778
Hermann Limited [Member] | Signed Service Agreement [Member]
Related Party Transactions [Line Items]
Amortization expenses		1,142,885
Related Party [Member] | Signed Service Agreement [Member]
Related Party Transactions [Line Items]
Amortization expenses		$ 1,142,885
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)	[2]	700,000		700,000
Ordinary shares par value (in Dollars per share)	[2]	$ 0.0025		$ 0.0025
price per share (in Dollars per share)						$ 0.00025
Class B Ordinary Shares [Member] | Mr. Wu Zhihua [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)							5,000,000
Ordinary shares par value (in Dollars per share)							$ 0.00025
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)		3,080,000	[2]	2,150,000	[2]			9,300,000
Ordinary shares par value (in Dollars per share)		$ 0.0025	[2]	$ 0.0025	[2]			$ 0.00025
Class A Ordinary Shares [Member] | Mr. Wu Zhihua [Member]
Related Party Transactions [Line Items]
price per share (in Dollars per share)							$ 0.2418

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).